Accounts Payable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounts Payable [Abstract]
Schedule of accounts payable
	March 31, 2023	June 30, 2022
	US$	US$
Accounts payable	23,851	108,561

	June 30, 2022	June 30, 2021
	US$	US$
Accounts payable	108,561	112,621

Schedule of concentration analysis of the suppliers
	Nine months ended March 31, 2023	Nine months ended March 31, 2022
Supplier A	73%	38%
Supplier B	24%	57%
Supplier C	3%	5%
	100%	100%

	June 30, 2022	June 30, 2021
Supplier A	39%	54%
Supplier B	32%	39%
Supplier C	20%	7%
Supplier D	9%	0%
	100%	100%